Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal year	Summary Compensation Table (1) (2)			Compensation Actually Paid (1)(3)		Average Summary Compensation Table Total for non-PEO NEOs (1)(4)		Average Compensation Actually Paid to Non-PEO NEOs (1)(5)	Value of $100 Investment from 12/31/2020 Based on:		Net Income (loss)($) in millions (8)	Company-Selected Measure (Adjusted Airline-Only Operating Margin) (9)
	Total for PEO 1	Total for PEO 2		Total for PEO 1	Total for PEO 2				TSR (6)	Peer Group TSR (7)
2025	$2,191,511	N/A		$639,850	N/A	$1,828,924		$1,418,988	$46.30	$85.44	$(44.7)	7.4%
2024	666,667	1,756,230		660,441	1,529,967	1,101,837		1,564,009	51.10	81.55	(240.2)	7.7%
2023	937,500	8,908,655	(10)	1,105,727	744,733	6,220,161	(11)	4,493,785	44.29	82.35	117.6	11.4%
2022	3,000,000	8,549,951		1,753,012	5,956,018	1,785,209		185,247	35.93	64.22	2.5	6.0%
2021	—	N/A		(49,645)	N/A	1,753,287		1,706,998	98.84	99.25	151.9	16.7%

Company Selected Measure Name	Adjusted airline-only operating margin
Named Executive Officers, Footnote	PEOs and NEOs included in these columns reflect the following:

Year	PEO 1	PEO 2	Non-PEO NEOs
2025	Gregory C. Anderson		Robert J. Neal, Drew A. Wells, Tyler J. Hollingsworth, Micah J. Richins
2024	Maurice J. Gallagher, Jr.	Gregory C. Anderson	Robert J. Neal, Micah J. Richins, Drew A. Wells, Keny F. Wilper
2023	Maurice J. Gallagher, Jr.	John T. Redmond	Gregory C. Anderson, Robert P. Wilson III, Scott DeAngelo, Robert J. Neal
2022	Maurice J. Gallagher, Jr.	John T. Redmond	Scott D. Sheldon, Gregory C. Anderson, Robert P. Wilson III, Scott DeAngelo
2021	Maurice J. Gallagher, Jr.		Scott D. Sheldon, Gregory C. Anderson, Robert P. Wilson III, Scott DeAngelo

Peer Group Issuers, Footnote	The amounts in this column assume the investment of $100 on December 31, 2020 in the NYSE Airline Index and the reinvestment of all dividends since that date.
Adjustment To PEO Compensation, Footnote
The following amounts were deducted from / added to SCT total compensation in accordance with the SEC-mandated adjustments to calculate CAP to our PEO and average CAP to our non-PEO named executive officers. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards. The table below does not include a row for change in pension value or non-qualified deferred compensation earnings as none of the named executive officers received any such compensation in the years disclosed. Refer to the Company's 2025 Proxy Statement filed with the SEC on April 30, 2025 and the Company's 2024 Proxy Statement filed with the SEC on April 29, 2025 for adjustments used to arrive at compensation actually paid for the years ended December 31, 2021 through 2024.

	PEO 1	Non-PEO NEO Average
	2025	2025
Summary Compensation Table	$2,191,511	$1,828,924
Less: Fair value of equity awards granted during the year from the Summary Compensation Table	—	—
Add (subtract) Equity Award Adjustments:
Fair value at year end of equity awards granted during the year and that are outstanding and unvested at year end	—	—
Change in fair value of equity awards from value at prior year end for grants made in prior years that remain unvested at the end of the year	(286,138)	(71,962)
Fair value at vesting date of equity awards granted in fiscal year that vested in fiscal year	—	—
Change in fair value from value at prior year end to the vesting date of equity awards granted in prior years that vested during the year	(1,265,523)	(337,974)
Equity awards granted in prior years that were forfeited during the year	—	—
Dividends or other earnings paid on equity awards during the year	—	—
Compensation Actually Paid	$639,850	$1,418,988

Non-PEO NEO Average Total Compensation Amount	$ 1,828,924	$ 1,101,837	$ 6,220,161	$ 1,785,209	$ 1,753,287
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,418,988	1,564,009	4,493,785	185,247	1,706,998
Adjustment to Non-PEO NEO Compensation Footnote
The following amounts were deducted from / added to SCT total compensation in accordance with the SEC-mandated adjustments to calculate CAP to our PEO and average CAP to our non-PEO named executive officers. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards. The table below does not include a row for change in pension value or non-qualified deferred compensation earnings as none of the named executive officers received any such compensation in the years disclosed. Refer to the Company's 2025 Proxy Statement filed with the SEC on April 30, 2025 and the Company's 2024 Proxy Statement filed with the SEC on April 29, 2025 for adjustments used to arrive at compensation actually paid for the years ended December 31, 2021 through 2024.

	PEO 1	Non-PEO NEO Average
	2025	2025
Summary Compensation Table	$2,191,511	$1,828,924
Less: Fair value of equity awards granted during the year from the Summary Compensation Table	—	—
Add (subtract) Equity Award Adjustments:
Fair value at year end of equity awards granted during the year and that are outstanding and unvested at year end	—	—
Change in fair value of equity awards from value at prior year end for grants made in prior years that remain unvested at the end of the year	(286,138)	(71,962)
Fair value at vesting date of equity awards granted in fiscal year that vested in fiscal year	—	—
Change in fair value from value at prior year end to the vesting date of equity awards granted in prior years that vested during the year	(1,265,523)	(337,974)
Equity awards granted in prior years that were forfeited during the year	—	—
Dividends or other earnings paid on equity awards during the year	—	—
Compensation Actually Paid	$639,850	$1,418,988

Compensation Actually Paid vs. Total Shareholder Return	The chart below illustrates the relationship between the PEO and average Non-PEO CAP amounts and the Company’s and Peer Group’s TSR during the period from 2021 to 2025.
Compensation Actually Paid vs. Net Income
The charts below illustrate the relationship between the PEO and Non-PEO CAP amounts and the Company’s Net Income and Adjusted Airline-Only Operating Margin during the period from 2021 to 2025.
*In 2023, the Avg. CAP Non PEO NEOs reflects the full value of multi-year stock grants to three of our named executive officers, but that compensation was to be be earned over the three-year, nine-month remaining term of their employment agreements from April 2023 through the end of 2026.

Compensation Actually Paid vs. Company Selected Measure	The charts below illustrate the relationship between the PEO and Non-PEO CAP amounts and the Company’s Net Income and Adjusted Airline-Only Operating Margin during the period from 2021 to 2025.
Total Shareholder Return Vs Peer Group	The chart below illustrates the relationship between the PEO and average Non-PEO CAP amounts and the Company’s and Peer Group’s TSR during the period from 2021 to 2025.
Tabular List, Table	Adjusted operating margin - airline only(1) •Cost per available seat mile excluding fuel and special charges •Controllable completion
Total Shareholder Return Amount	$ 46.30	51.10	44.29	35.93	98.84
Peer Group Total Shareholder Return Amount	85.44	81.55	82.35	64.22	99.25
Net Income (Loss)	$ (44,700,000)	$ (240,200,000)	$ 117,600,000	$ 2,500,000	$ 151,900,000
Company Selected Measure Amount	0.074	0.077	0.114	0.060	0.167
Additional 402(v) Disclosure	Amounts reflect the total compensation for our PEOs, as reported in the Summary Compensation Table (SCT) for the applicable fiscal year.Amounts reflect the “compensation actually paid” (CAP) to our PEOs, as computed in accordance with Item 402(v) of SEC Regulation S-K. As provided in Item 402(v), certain adjustments (as shown in the table below) were made to each PEO’s total compensation reported in the Summary Compensation Table for each year to determine the compensation actually paid to each PEO for purposes of this disclosure.Amounts reflect the average compensation for our Non-PEO NEOs, as reported in the Summary Compensation Table for the applicable fiscal year. Amounts reflect the average CAP to our Non-PEO NEOs, as computed in accordance with Item 402(v) of SEC Regulation S-K. As provided in Item 402(v), certain adjustments (as shown in the table below) were made to the Non-PEO NEO's average total compensation reported in the Summary Compensation Table for each year to determine the average compensation actually paid to Non-PEOs for purposes of this disclosure. "Total shareholder return" (TSR) amounts in this column assume the investment of $100 on December 31, 2020 in Allegiant Travel Company's common shares traded on the Nasdaq Stock Exchange and the reinvestment of all dividends since that date.Amounts reflect Allegiant Travel Company's net income (loss) as reported in our audited financial statements for the applicable year.Amounts reflect Allegiant Travel Company’s adjusted airline-only operating margin for each fiscal year. In Allegiant Travel Company's assessment, adjusted airline-only operating margin represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to the NEOs to Company performance for the most recently completed fiscal year. Adjusted airline-only operating margin is calculated by dividing adjusted airline operating income by airline operating revenue (with operating revenue and operating income calculated without regard to any non-airline or non-recurring revenue or expenses such as accelerated depreciation on assets identified for early retirement, COVID-19 related charges, ratification bonuses, organizational restructuring, and costs related to the Sun Country Airlines acquisition).This number reflects a stock grant to PEO 2 that was to be earned over the remaining term of his employment agreement from April 2023 until December 2025, but with his resignation in September 2023, PEO 2 forfeited all but $1.1 million of the grant date fair value of this stock grant (which had a fair value of approximately $955,000 at the date of vesting).This figure includes the full value (as of the date of grant) of multi-year grants to each of Messrs. Anderson, DeAngelo and Wilson in April 2023, which were intended to be their entire compensation for the remaining three-year, nine-month term of their employment agreements other than a possible cash bonus tied to stretch stock price targets substantially higher than prevailing stock prices when the agreements were signed and also stock options with even higher stock prices than those stock price targets. The full grant date value is included in 2023 in accordance with SEC rules but was to be earned over the remaining term of these employment agreements.
The foregoing Pay vs. Performance section shall not be deemed incorporated by reference by any general statement incorporating by reference this report into any filing under the Securities Act of 1933 or under the Securities Exchange Act of 1934, except to the extent that we specifically incorporate this information by reference, and shall not otherwise be deemed filed under such Acts.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted operating margin - airline only(1)
Measure:: 2
Pay vs Performance Disclosure
Name	Cost per available seat mile excluding fuel and special charges
Measure:: 3
Pay vs Performance Disclosure
Name	Controllable completion
Gregory C. Anderson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,191,511	$ 1,756,230
PEO Actually Paid Compensation Amount	$ 639,850	$ 1,529,967
PEO Name	Gregory C. Anderson	Gregory C. Anderson
Maurice J. Gallagher, Jr. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 666,667	$ 937,500	$ 3,000,000	$ 0
PEO Actually Paid Compensation Amount		$ 660,441	$ 1,105,727	$ 1,753,012	$ (49,645)
PEO Name		Maurice J. Gallagher, Jr.	Maurice J. Gallagher, Jr.	Maurice J. Gallagher, Jr.	Maurice J. Gallagher, Jr.
John T. Redmond [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 8,908,655	$ 8,549,951
PEO Actually Paid Compensation Amount			$ 744,733	$ 5,956,018
PEO Name			John T. Redmond	John T. Redmond